Note 16 - Net (loss) earnings per common share (Detail) - Reconciliation Of The Numerator Used to Calculate Earnings Per Common Share (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) earnings attributable to common shareholders	$ (3,753)	$ 64,139	$ 3,463
Assumed interest savings on conversion of Convertible Debentures, net of tax; if dilutive		3,604
Net (loss) earnings for diluted earnings per share calculation purposes	$ (3,753)	$ 67,743	$ 3,463